UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	07-01-2010 – 06-30-2011

Item 1.  Proxy Voting Record.

================================== CORE PLUS ===================================

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAH5
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       For          Management

=============================== DIVERSIFIED BOND ===============================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================================== HIGH-YIELD ==================================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

========================== INFLATION PROTECTION BOND ===========================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

============================= NT DIVERSIFIED BOND ==============================

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAH5
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       For          Management

============================= PREMIUM MONEY MARKET =============================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

============================== PRIME MONEY MARKET ==============================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

================================ SHORT DURATION ================================

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.
=

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY INVESTMENT TRUST

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 25, 2011

*Print the name and title of each signing officer under his or her signature.